Eagle Tax-Exempt Bond Fund
Eagle Tax-Exempt Bond Fund
Investment objective |
The Eagle Tax-Exempt Bond Fund (“Tax-Exempt Bond Fund” or the “fund”) seeks income exempt from federal income tax, to the extent consistent with preservation of capital.
Fees and expenses |
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Tax-Exempt Bond Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 13 of the fund’s Prospectus and on page 22 of the fund’s Statement of Additional Information.

Shareholder fees (fees paid directly from your investment):
Shareholder Fees Eagle Tax-Exempt Bond Fund		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)		3.75%	none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	[1]	none	1.00%	none	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)		none	none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment):
Operating Expenses Eagle Tax-Exempt Bond Fund		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Management Fees		0.30%	0.30%	0.30%	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none	none
Other Expenses	[1]	1.19%	1.37%	1.19%	1.37%	1.37%	1.37%
Total Annual Fund Operating Expenses	[2]	1.74%	2.67%	1.49%	2.17%	1.67%	1.67%
Fee Caps and Expense Reimbursements		(0.89%)	(1.02%)	(0.89%)	(1.02%)	(1.07%)	(1.17%)
Total Annual Fund Operating Expenses After Fee Cap		0.85%	1.65%	0.60%	1.15%	0.60%	0.50%
[1]	For Class R-6 shares, shareholder service fees represent 0.00% of other expenses.
[2]	Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that: annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2014 as follows: Class A - 0.85%, Class C - 1.65%, Class I - 0.60%, Class R-3 - 1.15%, Class R-5 - 0.60%, and Class R-6 - 0.50%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund's custodian. The fund's Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fee reimbursement.

Expense example |
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Eagle Tax-Exempt Bond Fund (USD $)	Year 1	Year 3
Class A	459	818
Class C	268	732
Class I	61	383
Class R-3	117	580
Class R-5	61	421
Class R-6	51	411

Portfolio turnover |
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the fund’s performance.  The fund, because it has not commenced operations, does not yet have a portfolio turnover rate.

Principal investment strategies |
During normal market conditions, the Tax-Exempt Bond Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities, the interest on which is exempt from federal income tax, including securities that are not a tax preference item for purposes of the federal alternative minimum tax. The fund’s strategy is to actively diversify the assets of the fund among debt securities with risk and return characteristics that can endure various markets. The portfolio managers seek buying opportunities along the yield curve based on relative value. When considering potential purchases, the portfolio managers look for municipalities that exhibit positive trends in cash flow and ratio analysis with conservative fiscal policies. The fund has the flexibility to invest in debt securities  encompassing a wide range of credit qualities. The fund primarily invests in securities rated BB or better by Standard & Poor’s Rating Services or an equivalent rating by at least one other nationally recognized statistical rating organization (“NRSRO”) or, for unrated securities, those that are determined to be of equivalent quality by the fund’s portfolio managers.

The fund expects to invest primarily in municipal debt securities, including general obligation debt, revenue securities, and pre-refunded securities.  Municipal debt securities include debt obligations of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, authorities thereof, and multi-state agencies, issued to obtain funds for various public purposes.  The fund may buy and sell municipal securities of any maturity to adjust the duration of its portfolio.  Duration is a measurement of a bond's sensitivity to changes in interest rates.  For example, if the fund believes that interest rates are likely to rise, it may attempt to reduce its duration by purchasing municipal securities with shorter maturities or selling municipal securities with longer maturities.  The average portfolio duration of the fund is expected to vary from four to fifteen years, based on the portfolio managers' forecast for interest rates.  Debt securities with longer duration tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

The fund may invest up to 20% of its portfolio in securities rated BB+ or lower (or an equivalent grade) by the NRSROs, which are commonly referred to as “below investment grade,”  “junk bonds” or high-yield securities.”  The fund also may invest up to 20% of its assets in securities that pay interest subject to federal income tax or the federal alternative minimum tax.

Principal risks |
The greatest risk of investing in this fund is that you could lose money. The values of most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. As a result, the fund’s net asset value (“NAV”) may also increase or decrease. Investments in this fund are subject to the following primary risks and these risks are further explained in the statutory Prospectus under “Additional Information on Investment Strategies” and “Additional Information on Risks.”

•Call risk is the possibility that, as interest rates decline, issuers of callable bonds may call fixed income securities with high interest rates prior to their maturity dates;

•Credit risk arises if an issuer of a fixed income security is unable to pay interest or principal when due or goes bankrupt;

•Government sponsored enterprises (“GSE”) (which are obligations issued by agencies and instrumentalities of the U.S. government) risk is due to investments in GSEs having variations in the level of support they receive from the U.S. government and may not be backed by the full faith and credit of the U.S. government;

•High-yield security risk results from investments in below investment grade bonds, which are subject to greater levels of credit and liquidity risk, are susceptible to rising interest rates and have greater volatility;

•Inflation risk is the risk that high rates of inflation or changes in the market’s inflation expectations may adversely affect the market value of inflation-sensitive securities;

•Interest rate risk is the risk that the value of the fund’s investments in fixed income securities will fall when interest rates rise. The effect of increasing interest rates is more pronounced for any intermediate- or longer-term fixed income obligations owned by the fund;

•Issuer and market risk is the risk that market conditions or other events that impact specific fixed income issuers will have an adverse effect on the fund’s yield;

•Liquidity risk is the possibility that trading activity in certain securities may be significantly hampered, which may reduce the returns of the fund because it may be unable to sell the securities at an advantageous price or time;

•Municipal securities risk is the possibility that a municipal security’s value, interest payments or repayment of principal could be affected by economic, legislative or political changes. Municipal securities are also subject to potential volatility in the municipal market and the fund’s share price, yield and total return may fluctuate in response to municipal bond market movements; and

•Tax risk is the risk that changes in applicable tax laws or tax treatments could reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities, which could significantly affect the liquidity, marketability, and supply and demand for municipal securities.

Performance |
No performance information is presented because the fund has not yet commenced operations. In the future, performance information will be presented in this section. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.